Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

Note    D

Securities

The amortized cost and fair value of securities available for sale and held for investment at December 31, 2012 and December 31, 2011 are summarized as follows:

	December 31, 2012
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)

SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,700	$7	$0	$1,707
Mortgage-backed securities of U.S. Government Sponsored Entities	186,404	3,320	(469)	189,255
Collateralized mortgage obligations of U.S. Government Sponsored Entities	352,731	2,430	(902)	354,259
Private collateralized mortgage obligations	96,258	1,203	(530)	96,931
Obligations of state and political subdivisions	847	51	0	898

	$637,940	$7,011	$(1,901)	$643,050

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$4,687	$0	$(92)	$4,595
Private collateralized mortgage obligations	1,278	33	0	1,311
Obligations of state and political subdivisions	6,353	737	(3)	7,087
Other	1,500	49	0	1,549

	$13,818	$819	$(95)	$14,542

	December 31, 2011
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,699	$25	$0	$1,724
Mortgage-backed securities of U.S. Government Sponsored Entities	135,665	2,819	(37)	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities	428,139	9,111	(316)	436,934
Private collateralized mortgage obligations	73,247	330	(3,487)	70,090
Obligations of state and political subdivisions	1,097	70	0	1,167

	$639,847	$12,355	$(3,840)	$648,362

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$10,475	$0	$(136)	$10,339
Private collateralized mortgage obligations	1,840	40	0	1,880
Obligations of state and political subdivisions	6,662	570	0	7,232
Other	1,000	36	0	1,036

	$19,977	$646	$(136)	$20,487

Proceeds from sales of securities during 2012 were $256,102,000 with gross gains of $7,833,000 and gross losses of $214,000. Proceeds from sales of securities during 2011 were $52,689,000 with gross gains of $1,239,000 and gross losses of $19,000. Proceeds from sales of securities during 2010 were $107,821,000 with gross gains of $3,687,000.

Securities with a carrying value of $103,351,000 and a fair value of $103,400,000 at December 31, 2012, were pledged as collateral for United States Treasury deposits, other public deposits and trust deposits. Securities with a carrying and fair value of $167,993,000 were pledged as collateral for repurchase agreements.

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	Held for Investment		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)
Due in less than one year	$0	$0	$1,700	$1,707
Due after one year through five years	377	377	441	468
Due after five years through ten years	948	1,033	406	430
Due after ten years	5,028	5,677	0	0

	6,353	7,087	2,547	2,605
Mortgage-backed securities of U.S. Government Sponsored Entities	0	0	186,404	189,255
Collateralized mortgage obligations of U.S. Government Sponsored Entities	4,687	4,595	352,731	354,259
Private collateralized mortgage obligations	1,278	1,311	96,258	96,931
No contractual maturity	1,500	1,549	0	0

	$13,818	$14,542	$637,940	$643,050

The estimated fair value of a security is determined based on market quotations when available or, if not available, by using quoted market prices for similar securities, pricing models or discounted cash flows analyses, using observable market data where available. The tables below indicate the amount of securities with unrealized losses and period of time for which these losses were outstanding at December 31, 2012 and December 31, 2011, respectively.

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$54,289	$(469)	$0	$0	$54,289	$(469)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	150,057	(901)	4,593	(93)	154,650	(994)
Private collateralized mortgage obligations	29,969	(441)	9,221	(89)	39,190	(530)
Obligations of state and political subdivisions	0	0	125	(3)	125	(3)

Total temporarily impaired securities	$234,315	$(1,811)	$13,939	$(185)	$248,254	$(1,996)

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$18,800	$(37)	$0	$0	$18,800	$(37)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	59,913	(452)	0	0	59,913	(452)
Private collateralized mortgage obligations	32,615	(2,001)	27,282	(1,486)	59,897	(3,487)

Total temporarily impaired securities	$111,328	$(2,490)	$27,282	$(1,486)	$138,610	$(3,976)

Approximately $0.5 million of the unrealized losses pertain to private label securities secured by collateral originated in 2005 and prior. Their fair value is $39.2 million and is attributable to a combination of factors, including relative changes in interest rates since the time of purchase and decreased liquidity for investment securities in general. The collateral underlying these mortgage investments are 30- and 15-year fixed and 10/1 adjustable rate mortgage loans with low loan to values, subordination and historically have had minimal foreclosures and losses. Based on its assessment of these factors, management believes that the unrealized losses on these debt security holdings are a function of changes in investment spreads and interest rate movements and not changes in credit quality. Management expects to recover the entire amortized cost basis of these securities.

At December 31, 2012, the Company also had $1.5 million of unrealized losses on mortgage backed securities of government sponsored entities having a fair value of $208.9 million that were attributable to a combination of factors, including relative changes in interest rates since the time of purchase and decreased liquidity for investment securities in general. The contractual cash flows for these securities are guaranteed by U.S. government agencies and U.S. government-sponsored enterprises. Based on its assessment of these factors , management believes that the unrealized losses on these debt security holdings are a function of changes in investment spreads and interest movements and not changes in credit quality. Management expects to recover the entire amortized cost basis of these securities.

As of December 31, 2012, the Company does not intend to sell nor is it anticipated that it would be required to sell any of its investment securities that have losses. Therefore, management does not consider any investment to be other-than-temporarily impaired at December 31, 2012.

Included in other assets is $11.8 million of Federal Home Loan Bank and Federal Reserve Bank stock stated at par value. At December 31, 2012, the Company has not identified events or changes in circumstances which may have a significant adverse effect on the fair value of the $11.8 million of cost method investment securities.